Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill
2019	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Credit Suisse Group	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	615	1,544	2,278	3,182	1,026	8,657
Foreign currency translation impact	(5)	(22)	(20)	(6)	(9)	(62)
Other	(3)	(28)	(10)	0	0	(41)
Balance at end of period	607	1,494	2,248	3,176	1,017	8,554
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	3,891
Balance at end of period	0	0	772	2,719	388	3,891
Net book value (CHF million)
Net book value	607	1,494	1,476	457	629	4,663
2018
Gross amount of goodwill (CHF million)
Balance at beginning of period	610	1,544	2,268	3,178	1,021	8,633
Foreign currency translation impact	2	8	10	4	5	29
Other	3	(8)	0	0	0	(5)
Balance at end of period	615	1,544	2,278	3,182	1,026	8,657
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	3,891
Balance at end of period	0	0	772	2,719	388	3,891
Net book value (CHF million)
Net book value	615	1,544	1,506	463	638	4,766
1
Gross amount of goodwill and accumulated impairment include CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.